Note 7 - Deferred Finance Charges	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deferred Finance Charges [Text Block]
7.	Deferred Finance Charges

Deferred finance charges amounting to
$540,414
and
$941,760
as of
December
31,
2016
and
December
31,
2017,
respectively, represent fees paid to the lenders for undrawn facilities, and are presented on the balance sheet under non-current assets.